SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Shares outstanding and exercisable - beginning	1,096,455	1,096,455		28,072	1,748
Weighted average exercise price per share - outstanding and exercisable beginning	$ 30.50	$ 30.50	$ 220.00	$ 220.00	$ 520.00
Remaining term, outstanding and exercisable ending	4 years 6 months		4 years 6 months	2 years 11 months 12 days	3 years 5 months 23 days
Intrinsic value, beginning
Shares, granted			116,386		26,509
Weighted average exercise price per share - Granted	$ 0.00		$ 129.6875		$ 200.00
Remaining term, granted	0 years		5 years		2 years 11 months 12 days
Intrinsic value, granted
Intrinsic value, exercised
Shares, expired					(185)
Weighted average exercise price per share, expired
Intrinsic value, expired
Weighted average exercise price per share, granted			$ 129.6875
Shares, granted in debt conversion			15,099
Weighted average exercise price per share, granted in debt conversion			$ 129.6875
Remaining term, granted in debt conversion			5 years
Shares, granted prefunded warrants			463,195
Weighted average exercise price per share, granted prefunded warrants			$ 0.25
Remaining term, granted prefunded warrants			5 years
Shares, granted in pipe transaction			936,937
Weighted average exercise price per share, granted in pipe transaction			$ 21.50
Remaining term, granted in pipe transaction			5 years
Shares, exercised			$ (463,195)
Weighted average exercise price per share, exercised	$ 0.01		$ 0.25
Shares, expired			(38)
Shares outstanding and exercisable - ending			1,096,455		28,072
Weighted average exercise price per share - outstanding and exercisable ending	$ 30.50		$ 30.50	$ 220.00	$ 220.00
Intrinsic value, ending
Shares outstanding and exercisable - beginning	1,096,455	1,096,455	28,071
Shares, granted			116,386
Shares, exercised			(463,195)
Shares, exercised			463,195
Remaining term, exercised	0 years
Shares outstanding and exercisable - ending	1,096,455		1,096,455	28,071